Other Long-Term Assets - Schedule of other long-term assets (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Prepaid cost of service toll	$ 199	$ 157
Long-term inventory	137	126
Risk management	9	140
Long-term contracts, prepayments and other	269	177
Other assets	614	600
Less: current portion	61	35
Other long-term assets	$ 553	$ 565